Assets Held for Sale - Summary of Assets Held for Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Assets Held For Sale [line items]
Property, plant and equipment	£ 10,348	£ 11,058	£ 10,860
Right of use of assets	966	1,071
Goodwill	10,562	5,789	5,734
Inventory	5,947	5,476
Cash and cash equivalents	4,707	3,874	£ 3,833
Total assets held for sale	366	168
Assets held for sale [member]
Assets Held For Sale [line items]
Property, plant and equipment	80	109
Right of use of assets	7
Lease liabilities	(7)
Goodwill	124	144
Other intangibles	175	1
Inventory	109	50
Cash and cash equivalents	507	485
Other	(122)	(136)
Total assets held for sale	£ 873	£ 653